ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.3%
Australia - 0.3%
Metals & Mining - 0.3% (d)
Kingsgate Consolidated, Ltd. (a)		2,058,660	$1,889,918

Canada - 84.1%
Metals & Mining - 84.1% (d)
AbraSilver Resource Corp. (a)		13,600,678	2,958,507
Alexco Resource Corp. (a)		4,584,452	1,831,488
Americas Gold & Silver Corp. (a)		5,071,981	3,546,289
Andean Precious Metals Corp. (a)		4,436,260	3,722,157
Ascot Resources, Ltd. (a)		4,079,459	1,584,625
Aya Gold & Silver, Inc. (a)		2,948,616	15,027,129
Bear Creek Mining Corp. (a)		3,491,193	2,169,790
Benchmark Metals, Inc. (a)		1,637,039	839,377
Canada Silver Cobalt Works, Inc. (a)		1,687,330	157,302
Capstone Copper Corp. (a)		6,458,182	16,306,006
Discovery Silver Corp. NPV (a)		9,389,874	8,389,027
Dolly Varden Silver Corp. (a)		5,192,740	2,783,554
Dundee Precious Metals, Inc.		1,786,595	8,896,888
Eldorado Gold Corp. (a)		1,729,433	11,030,644
Endeavour Silver Corp. (a)		5,054,733	15,871,862
Excellon Resources, Inc. (a)		949,399	442,541
First Majestic Silver Corp.		11,024,545	79,156,233
Fortuna Silver Mines, Inc. (a)		2,736,023	7,779,556
GCM Mining Corp.		918,107	2,503,539
GoGold Resources, Inc. (a)		8,292,364	13,206,453
Great Panther Mining, Ltd. (a)		4,241,264	523,372
Hudbay Minerals, Inc.		2,452,383	10,002,339
Kootenay Resources, Inc. (a)(b)		224,973	1,748
Kootenay Silver, Inc. (a)		9,272,220	1,224,578
Liberty Gold Corp. (a)		2,960,233	1,264,860
MAG Silver Corp. (a)		2,463,361	30,064,793
Mandalay Resources Corp. (a)		859,302	1,835,830
Metalla Royalty & Streaming, Ltd. (a)		417,275	2,000,145
Minaurum Gold, Inc. (a)		3,429,284	599,432
Minco Silver Corp. (a)		1,258,722	176,018
Mirasol Resources, Ltd. (a)		505,816	247,564
New Gold, Inc. (a)		6,387,382	6,798,255
New Pacific Metals Corp. (a)		1,464,572	4,175,714
Orla Mining, Ltd. (a)		2,352,569	6,433,377
Pan American Silver Corp.		2,248,852	44,183,862
Sabina Gold & Silver Corp. (a)		4,936,072	4,064,820
Seabridge Gold, Inc. (a)		751,051	9,306,451
Sierra Metals, Inc.		1,534,810	1,240,058
Silvercorp Metals, Inc.		4,979,285	12,339,900
SilverCrest Metals, Inc. (a)		4,097,873	25,054,584
Sombrero Resources, Inc. (a)(b)		585,867	127,537
SSR Mining, Inc. (a)		1,621,968	27,091,603
Trevali Mining Corp. (a)		926,565	334,721
Turquoise Hill Resources, Ltd. (a)		2,835,780	75,961,540
Yamana Gold, Inc.		11,819,132	54,958,964
Total Metals & Mining			518,215,032

Luxembourg - 1.2%
Metals & Mining - 1.2% (d)
Nexa Resources SA		1,239,335	7,448,403

Peru - 2.7%
Metals & Mining - 2.7% (d)
Cia de Minas Buenaventura SAA - ADR		2,481,872	16,380,355

South Africa - 2.8%
Metals & Mining - 2.8% (d)
Harmony Gold Mining Co., Ltd. - ADR		5,618,735	17,586,641

United Kingdom - 0.9%
Metals & Mining - 0.9% (d)
Hochschild Mining PLC		4,810,173	5,650,485

United States - 6.2%
Metals & Mining - 6.2% (d)
Coeur Mining, Inc. (a)		2,627,735	7,988,314
Gatos Silver, Inc. (a)		1,940,840	5,570,211
Gold Resource Corp.		826,659	1,347,454
Golden Minerals Co. (a)		4,602,024	1,644,303
Hecla Mining Co.		5,044,323	19,773,746
McEwen Mining, Inc. (a)		4,438,182	1,949,250
Total Metals & Mining			38,273,278
Total United States			38,273,278

Virgin Islands (UK) - 0.1%
Metals & Mining - 0.1% (d)
Sailfish Royalty Corp.		677,813	647,693
TOTAL COMMON STOCKS (Cost $863,810,455)			606,091,805

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 1.29% (c)		10,693,367	10,693,367
TOTAL SHORT-TERM INVESTMENTS (Cost $10,693,367)			10,693,367

Total Investments (Cost $874,503,822) - 100.0%			616,785,172
Liabilities in Excess of Other Assets - (0.0)% (e)			(295,085)
TOTAL NET ASSETS - 100.0%			$616,490,087

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)		Value determined using significant unobservable inputs. The value of this security totals $129,285 which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(c)		The rate shown is the annualized seven-day yield at period end.
(d)		As of June 30, 2022, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(e)		Less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$605,962,520	$-	$129,285	$606,091,805
Short-Term Investments	10,693,367	-	-	10,693,367
Total Investments in Securities	$616,655,887	$-	$129,285	$616,785,172